Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Spain ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 21.1%
Banco Bilbao Vizcaya Argentaria SA	5,430,336	$25,528,356
Banco Santander SA(a)	22,789,931	65,904,199
CaixaBank SA	6,441,422	16,543,119

		107,975,674

Biotechnology — 3.1%
Grifols SA	557,230	15,830,757

Construction & Engineering — 7.6%
ACS Actividades de Construccion y Servicios SA	521,609	16,528,393
Ferrovial SA	802,346	22,381,739
Ferrovial SA, New	5,498	153,358

		39,063,490

Diversified Telecommunication Services — 9.4%
Cellnex Telecom SA(b)	388,473	24,572,870
Telefonica SA	5,321,717	23,279,858

		47,852,728

Electric Utilities — 27.9%
Endesa SA	601,811	17,255,667
Iberdrola SA	8,266,428	113,171,553
Red Electrica Corp. SA	592,869	12,151,963

		142,579,183

Electrical Equipment — 3.2%
Siemens Gamesa Renewable Energy SA	462,993	16,576,191

Gas Utilities — 4.5%
Enagas SA	364,474	8,902,785
Naturgy Energy Group SA	616,766	14,264,882

		23,167,667

IT Services — 4.2%
Amadeus IT Group SA	314,240	21,598,853

Oil, Gas & Consumable Fuels — 4.6%
Repsol SA	2,420,570	23,331,814

Security	Shares	Value

Specialty Retail — 9.8%
Industria de Diseno Textil SA	1,500,707	$49,994,784

Transportation Infrastructure — 3.8%
Aena SME SA(a)(b)	117,791	19,247,149

Total Common Stocks — 99.2% (Cost: $655,134,789)		507,218,290

Rights

Banks — 0.5%
Banco Santander SA, (Expires 12/02/20)(a)	19,786,479	2,478,100

Total Rights — 0.5% (Cost: $6,576,434)		2,478,100

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	250,000	250,000

Total Short-Term Investments — 0.1% (Cost: $250,000)		250,000

Total Investments in Securities — 99.8% (Cost: $661,961,223)		509,946,390

Other Assets, Less Liabilities — 0.2%		1,177,521

Net Assets — 100.0%		$511,123,911

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$240,000	$10,000	(a)	$—	$—	$—	$250,000	250,000	$45	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	13	12/18/20	$ 1,254	$13,350

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Spain ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$507,064,932	$153,358	$—	$507,218,290
Rights	2,478,100	—	—	2,478,100
Money Market Funds	250,000	—	—	250,000

	$509,793,032	$153,358	$—	$509,946,390

Derivative financial instruments(a)
Assets
Futures Contracts	$13,350	$—	$—	$13,350

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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